Business Combinations - Schedule of Consideration Transferred (Parenthetical) (Detail) - Equals S.A. [member] R$ in Thousands	Sep. 04, 2018 BRL (R$) shares
Disclosure of detailed information about business combination [line items]
Percentage of additional interest of outstanding equity interest	6.00%
Additional interest of outstanding equity interest	3,600
Percentage of remaining interest of outstanding equity interest	44.00%
Remaining interest of outstanding equity interest | R$	R$ 22,000
Shares issued to selling shareholders, Shares	1,856
Shares issued to selling shareholders after share split, Shares	233,856
New shares issued for exercise of option	17,142
Increase to previously held interest percentage	20.00%